FINANCIAL INSTRUMENTS - Carrying amounts and fair values of financial instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying amount	$ (103)
Other long-term liabilities | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0
Other long-term liabilities | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	103
Other long-term liabilities | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0
Fixed rate long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying amount	(22,458)	$ (16,805)
Fixed rate long-term debt | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying amount	(15,989)	(12,498)
Fixed rate long-term debt | Fixed interest rate | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(17,259)	(13,217)
Fixed rate long-term debt | Fixed interest rate | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Fixed rate long-term debt | Fixed interest rate | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	893	913
Investments | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	893	913
Investments | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Other long-term assets
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	714	874
Other long-term assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Other long-term assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	204	489
Other long-term assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 510	$ 385